Loans Receivable and Allowance for Loan Losses - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2016 USD ($) Loan Property Restructuring	Mar. 31, 2015 USD ($) Restructuring	Mar. 31, 2014 USD ($) Restructuring
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of unsecured loans in other loans | Loan	2
Interest income recognized	$ 75,000	$ 190,000	$ 251,000
Accrued interest on non-accrued loans	155,000	265,000	242,000
Loans that are past due greater than 90 days still accruing	$ 0	0
Number of foreclosed residential real estate properties | Property	1
Carrying value of residential real estate owned property	$ 58,000	0
Mortgage loans in process of foreclosure, amount	$ 1,600,000
Number of residential mortgage loans | Loan	9
Troubled debt restructuring recorded investment	$ 994,000	$ 784,000	$ 523,000
Period for assumption of restructuring	12 months	12 months	12 months
Number of defaults of restructuring | Restructuring	0	0	0
30-59 Days Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructuring recorded investment	$ 213,000
60-89 Days Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructuring recorded investment		$ 7,000
90 Days Or More Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructuring recorded investment			$ 8,000
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on non accrual status	90 days	90 days
Non accrual status to satisfy the loan terms	6 months	6 months